Non-operating income (expenses)	12 Months Ended
Dec. 31, 2022
OtherNonoperatingIncomeAndExpense [Abstract]
Non-operating income (expenses)
37.
NON-OPERATING
INCOME (EXPENSES)

(1)	Details of gains or losses on valuation of investments in joint ventures and associates are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Gains on valuation of investments in joint ventures and associates	125,602	80,268	98,858
Reversal of impairment losses of investments in joint ventures and associates	—	1,744	—
Losses on valuation of investments in joint ventures and associates	(23,283)	(7,405)	(11,134)
Impairment losses of investments in joint ventures and associates	(1,242)	(12,411)	(17,728)

Total	101,077	62,196	69,996

(2)	Details of other non-operating income and expenses recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Other non-operating incomes	133,195	188,129	158,778
Other non-operating expenses	(313,415)	(223,029)	(111,728)

Total	(180,220)	(34,900)	47,050

(3)	Details of other non-operating income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Rental fee income	15,190	15,056	22,798
Gains on disposal of investments in joint ventures and associates	3,470	70,834	599
Gains on disposal of premises and equipment, intangible assets and other assets	9,715	51,083	55,852
Reversal of impairment loss of premises and equipment, intangible assets and other assets	172	166	310
Others (*)	104,648	50,990	79,219

Total	133,195	188,129	158,778

(*)	Others include 67,427 million Won of profit from bargain purchase and 46,536 million Won of other special gain related to other provisions for the years ended December 31, 2020 and 2022, respectively.
(4)	Details of other non-operating expenses recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Depreciation on investment properties	2,689	2,809	3,925
Operating expenses on investment properties	762	1,174	1,448
Losses on disposal of investment in joint ventures and associates	—	174	3,690
Losses on disposal of premises and equipment, intangible assets and other assets	2,717	3,354	3,177
Impairment losses of premises and equipment, intangible assets and other assets	8,763	656	260
Donation	44,504	39,335	50,547
Others (*)	253,980	175,527	48,681

Total	313,415	223,029	111,728

(*)
Others include 224,427 million
W
on and 75,921
million Won of other extraordinary losses related to other provisions for the years ended December 31, 2020 and 2021, respectively. And they include
 62,196
million Won of other extraordinary loss related to embezzlement accidents for the years ended December 31, 2021. Also, they include
 18,458
million Won of other extraordinary loss related to other provisions for the year ended December 31, 2022.